Income Taxes (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2019
Income Tax
Income tax expense	$ 0	$ 5,000,000
Accounts payable to affiliates	21,000,000		$ 17,000,000
United States
Income Tax
Aggregate income tax provision				$ 30,000,000
Total liability	$ 21,000,000		$ 21,000,000